INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure
INCOME TAXES

14. INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries, VIEs and a VIE’s subsidiary in the PRC. It also has subsidiaries in the BVI, the United States and Hong Kong.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the BVI, the Company’s BVI incorporated subsidiary is not subject to tax on income or capital gains arising in BVI. In addition, upon payments of dividends by this entity to its shareholder, no BVI withholding tax will be imposed.

The United States

Cheetah Mobile America is incorporated in the United States and is subject to federal income tax rate of 35%. No provision for federal income tax has been made in the consolidated financial statements as it had no assessable profits for the years ended December 31, 2013 and 2014.

Hong Kong

Cheetah Technology, HK Zoom and Youloft HK are incorporated in Hong Kong and are subject to Hong Kong profits tax rate of 16.5%.

PRC

The Company’s subsidiaries in the PRC, the VIEs and a VIE’s subsidiary are subject to the statutory rate of 25%, unless otherwise specified, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

Pursuant to CaiShui [2008] No.1, qualified new software development enterprises are each entitled to a tax holiday of two-year full EIT exemption followed by three-year 50% EIT reduction (“2+3 tax holiday”) starting from their respective first profit-making year. Zhuhai Juntian, Beijing Security, Conew Network and Beike Internet, being qualified new software development enterprises, started each of their 2+3 tax holidays in 2009, 2010, 2013 and 2013, respectively. Further, Zhuhai Juntian, being a qualified High New Technology Enterprise (“HNTE”) approved in 2013, is entitled to the preferential tax rate of 15% for 2014 and 2015.

In summary, the following preferential tax rates are noted:

Zhuhai Juntian is subject to income tax at 12.5% for 2012 and 2013, and at 15% for 2014 and 2015;

Beijing Security is subject to income tax at 12.5% from 2012 to 2014; and

Conew Network and Beike Internet are tax exempted for 2013 and 2014, and are subject to income tax at 12.5% from 2015 to 2017.

Without the tax holidays, the Group’s income tax expenses would have increased by RMB4,201, RMB4,430 and RMB40,509 (US$6,529) for the years ended December 31, 2012, 2013 and 2014, respectively. The impacts of the tax holidays on the basic earnings per ordinary share were an increase of RMB0.0042, RMB0.0041 and RMB0.0314 (US$0.0051) for the years ended December 31, 2012, 2013 and 2014, respectively.

Under the EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain jurisdictions.

Income before income taxes consists of:

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
PRC	37,021	161,550	388,704	62,648
Non-PRC	(22,262)	(50,862)	(297,800)	(47,997)
Total	14,759	110,688	90,904	14,651

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income are as follows:

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Current income tax expenses	2,513	14,760	11,087	1,787
Deferred income tax expenses	2,402	33,910	12,906	2,080

Income tax expenses for the year	4,915	48,670	23,993	3,867

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Income before income tax	14,759	110,688	90,904	14,651
Income tax expense computed at the PRC statutory tax rate of 25%	3,690	27,672	22,727	3,663
Effect of different tax rates in different jurisdictions	5,222	11,699	59,364	9,566
Effect of tax holiday and preferential tax treatments	(4,201)	(4,885)	(54,944)	(8,855)
Research and development super-deduction	(9,307)	(19,140)	(37,483)	(6,041)
Non-deductible expenses	1,647	1,005	6,663	1,074
Effect of change in tax rate	—	—	(8,795)	(1,417)
Outside basis difference on investment in a VIE	—	33,910	15,821	2,550
Withholding tax and others	19	191	1,844	298
Changes in valuation allowance	7,845	(1,782)	18,796	3,029

Income tax expenses	4,915	48,670	23,993	3,867

In April 2014, Conew Network and Beike Internet were each confirmed to their 2+3 tax holiday entitlements which were started in 2013.  As such, an effect of change in tax rate is noted for the year ended December 31, 2014.

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2013 and 2014 are as follows:

	As of December 31,
	2013	2014
	RMB	RMB	US$
Deferred tax assets, current portion:
Deferred revenue	393	656	105
Provision for doubtful debts	2,202	3,866	623
Tax loss carry forward	597	15,600	2,515
Others	356	686	111
Less: Valuation allowance	(1,635)	(18,115)	(2,920)

Current deferred tax assets	1,913	2,693	434

Deferred tax assets, non-current portion:
Deferred revenue	673	111	18
Intangible assets and prepaid expense	5,303	4,403	710
Foreign tax credit	659	960	155
Equity investment loss	—	1,402	226
Contingent consideration	—	2,085	336
Tax loss carry forward	8,959	8,051	1,298
Others	546	650	104
Less: Valuation allowance	(8,962)	(11,278)	(1,818)

Non-current deferred tax assets	7,178	6,384	1,029

Deferred tax liabilities, non-current portion:
Long-lived assets arising from acquisitions	1,122	16,259	2,621
Unrealized gains from available-for-sale equity securities	4,174	—	—
Outside basis difference on investment in a VIE	33,910	49,732	8,015

	39,206	65,991	10,636

The Group operates through several subsidiaries and VIEs and the valuation allowance is considered for each subsidiary and VIE on an individual basis. As of December 31, 2013 and 2014, the Group’s total deferred tax assets before valuation allowances were RMB19,688 and RMB38,470 (US$6,201), respectively. As of December 31, 2013 and 2014, the Group recorded valuation allowances of RMB10,597 and RMB29,393 (US$4,738), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to be realized.

Undistributed earnings of certain of the Company’s PRC subsidiaries amounted to approximately RMB37,251 and RMB326,199 (US$52,574) at December 31, 2013 and 2014, respectively. Those earnings are considered to be indefinitely reinvested; accordingly, no provision for PRC withholding tax has been provided thereon. Upon repatriation of those earnings in the form of dividends, the Company would be subject to PRC withholding tax at 10%.  The PRC withholding tax rate could be reduced to 5% should the treaty benefit between Hong Kong and the PRC be applicable. As such, the amount of unrecognized deferred income tax liabilities are approximately ranging from RMB1,863 to RMB3,725 and from RMB16,310 (US$2,629) to RMB32,620 (US$5,257) as of December 31, 2013 and 2014, respectively.

Taxable outside basis differences are noted in the Company’s investment in Beike Internet, a VIE of the Group. The registered shareholders of Beike Internet are contractually required to remit dividends received from Beike Internet to Beijing Security. This distribution chain results in (i) taxable dividend from Beike Internet to its registered shareholders and (ii) a taxable contribution to Beijing Security when the proceeds are remitted to Beijing Security by the registered shareholders. The tax impact on the future cash distribution is recognized in deferred tax liabilities as “outside basis difference on investment in a VIE”.

As of December 31, 2014, the Group had net operating losses of approximately RMB127,507 (US$20,550), which will expire from 2015 onwards, if not utilized.

As of December 31, 2014, the Group had foreign tax credit of approximately RMB960 (US$155), which can be carried forward to offset tax payable. The foreign tax credit will start to expire in 2016 if not utilized.

Unrecognized tax benefits

The Group’s unrecognized tax benefits for the year ended December 31, 2014 were primarily related to the tax-deduction of share-based compensation expenses and other expenses. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2013 and 2014, there are RMB2,660 and RMB7,020 (US$1,131) of unrecognized tax benefits that if recognized would impact the annual effective tax rate. The Group has recorded unrecognized tax benefits in the other non-current liabilities line item in the accompanying consolidated balance sheets.  A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	As of December 31,
	2013	2014
	RMB	RMB	US$
Balance at January 1	1,338	2,660	429
Additions based on tax positions related to the current year	1,322	4,413	711

Balance at December 31	2,660	7,073	1,140

The Group recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expenses. During the years ended December 31, 2013 and 2014, the Group recognized approximately RMB82 and RMB755 (US$122) in interest and nil in penalties. The Group had approximately RMB101 and RMB856 (US$138) accrued interest at December 31, 2013 and 2014, respectively.

As of December 31, 2014, the tax years ended December 31, 2009 through 2014 for the Group’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities.